Related Party Disclosures - Summary Of Remuneration Expenses Recorded For The Members Of Board (Directors And Senior Management) (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Total	€ 2,414	€ 11,171
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Short-term benefits	1,118	1,188
Termination benefits	14
Share-based payment plan expenses	€ 1,282	€ 9,983